Investments in associates - Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [abstract]
Balance - January 1	$ 304,911	$ 257,433
Acquisitions	37,335	87,134
Interests receivable paid in shares	1,820	0
Exercise of warrants	2,209	0
Transfers from other investments	0	7,048
Share of loss, net	(22,209)	(9,013)
Share of other comprehensive income (loss), net	(352)	433
Net gain (loss) on ownership dilution	(3,687)	1,545
Disposals	(84,293)	0
Loss on disposals	(2,440)	0
Deemed disposal	(77,123)	0
Gain (loss) on deemed disposals	(24,255)	6,956
Impairment	(12,500)	0
Transfers to other investments	(9,676)	(46,625)
Deemed repurchase of Osisko common shares held by an associate	(6,100)	0
Balance - December 31	$ 103,640	$ 304,911